COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financing received from the Argentine Central Bank and other financial institutions (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Financing received from local financial institutions	$ 645,206	$ 1,278,545
Financing received from international institutions	5,207,086	10,998,065
Financing received from the Central Bank and other financial institutions	$ 5,852,292	$ 12,276,610